Trade and other payables	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Trade and other payables
Note 26. Trade and other payables

	As of December 31, 2022	As of December 31, 2021
Noncurrent
Other accounts payables:
Payables to partners of joint operations (1)	—	50,159

Total noncurrent other accounts payables	—	50,159

Total noncurrent	—	50,159

Current
Accounts payables:
Suppliers	196,484	119,255

Total current accounts payables	196,484	119,255

Other accounts payables:
Payables to third parties (2)	23,880	—
Extraordinary fee for Gas IV Plan	488	220
Payables to partners of joint operations (1)	161	19,007

Total current other accounts payables	24,529	19,227

Total current	221,013	138,482

(1)	As of December 31, 2021, including 50,159 and 18,913 in noncurrent and current accounts, respectively, related to the carry agreement recognized at present value (see Note 29.3.10).
(2)	See Note 1.2.1 and Note 36.
Other than mentioned above, due to the short-term nature of current trade and other payables, their carrying amount is deemed to be the same as its fair value. The carrying amount of noncurrent trade and other payables does not differ considerably from its fair value.